Marketable Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Marketable Securities

Note 3: Marketable Securities

Marketable securities consist of mutual funds. At September 30, 2024 and December 31, 2023, it was determined that none of the marketable securities had an other-than-temporary impairment. At September 30, 2024 and December 31, 2023, all securities were measured as Level 1 instruments of the fair value measurements standard (See Note 12: Fair Value). At September 30, 2024, and December 31, 2023 the Company held $6,287,000 and $7,631,000 respectively, in mutual funds.

Mutual Funds classified as available for sale consisted of $6,287,000 at September 30, 2024. The net gain recognized for the three-month period ended September 30, 2024 on equity securities was $273,000. The net losses recognized for the three-month period ended September 30, 2024 on equity securities sold during the period were ($59,000). The unrealized gains recognized for the three-month period ended September 30, 2024 on equity securities still held was $332,000. The net gain recognized for the nine-month period ended September 30, 2024 on equity securities was $96,000. The net losses recognized for the nine-month period ended September 30, 2024 on equity securities sold during the period were ($277,000). The unrealized gains recognized for the nine-month period ended September 30, 2024 on equity securities still held was $373,000.

Mutual Funds classified as available for sale consisted of $7,631,000 at December 31, 2023. The net loss recognized for the three-month period ended September 30, 2023 on equity securities was ($309,000).  The net losses recognized for the three-month period ended September 30, 2023 on equity securities sold during the period were ($42,000). The unrealized losses recognized during the three-month period ended September 30, 2023 on equity securities still held was ($267,000). The net losses recognized for the nine-month period ended September 30, 2023 on equity securities was ($201,000). The net losses recognized for the nine-month period ended September 30, 2023 on equity securities sold during the period were ($130,000). The unrealized losses recognized during the nine-month period ended September 30, 2023 on equity securities still held was ($71,000).

(3) Marketable Investments

Marketable investments consist of mutual funds. At December 31, 2023 and 2022, it was determined that none of the marketable investments had an other-than-temporary impairment. At December 31, 2023 and 2022, all securities were measured as Level 1 instruments of the fair value measurements standard (See Note 15: Fair Value). As of December 31, 2023 and 2022, the Company held $7,631,000 and $7,137,000, respectively, in mutual funds.

Mutual Funds classified as available for sale consisted of:

(in thousands)

December 31, 2023

Securities	Fair Value	Short-Term Investments
Mutual Funds	$7,631	$7,631
Totals	$7,631	$7,631

(in thousands)

December 31, 2023

Securities
Net gain recognized during the year on equity securities	$200
Less: Net gains and losses recognized during the year on equity securities sold during the year	(176)
Unrealized gains and losses recognized during the year on equity securities still held at the end of the year	$376

Mutual Funds classified as available for sale consisted of:

(in thousands)

December 31, 2022

Securities	Fair Value	Short-Term Investments
Mutual Funds	$7,137	$7,137
Totals	$7,137	$7,137

(in thousands)

December 31, 2022

Securities
Net losses recognized during the period on equity securities	$(1,679)
Less: Net gains and losses recognized during the period on equity securities sold during the year	(751)
Unrealized gains and losses recognized during the reporting period on equity securities still held at the end of the year	$(928)